Condensed Consolidated Statements of Stockholders' Equity (Deficit) (Unaudited) - USD ($)		Common Stock [Member]		Additional Paid-in Capital [Member] Common Stock Including Additional Paid in Capital [Member]	Additional Paid-in Capital [Member]		Warrant [Member]	AOCI Attributable to Parent [Member]		Retained Earnings [Member]		Total
Beginning balance, value at Jul. 31, 2020		$ 105		$ 214,792,008			$ 5,708,127	$ (19,504)		$ (206,610,300)		$ 13,870,436
Beginning balance, shares at Jul. 31, 2020		1,047,931					141,559
Common stock issued for employee stock purchase plan				9,973								9,973
Common stock issued for employee stock purchase plan, shares		173
Exercise of common stock warrants		$ 6		6,580,239			$ (1,787,294)					4,792,951
Exercise of common stock warrants, shares		63,148					(63,148)
Exercise of common stock options		$ 2		636,991								636,993
Exercise of common stock options, shares		17,153
Stock-based compensation expense		$ 1		5,137,067								5,137,068
Stock-based compensation expense, shares		8,115
Tax withholdings paid on equity awards				(238,976)								(238,976)
Tax shares sold to pay for tax withholdings on equity awards				220,490								220,490
Cancellation of expired warrants				329,099			$ (329,099)
Cancellation of expired warrants, shares							(857)
August 2020 Registered Direct Offering, net of $1,464,276 issuance costs		$ 21		13,513,617								13,513,638
August 2020 Registered Direct Offering, net of $1,464,276 issuance costs, shares		209,481
December 2022 Public Offering, net of $680,181 issuance costs		$ 35		39,056,298								39,056,333
December 2022 Public Offering, net of $680,181 issuance costs, shares		350,513
Purchase of shares under CGP and Sirtex stock purchase agreements		$ 8		5,836,723								5,836,731
Purchase of shares under CGP and Sirtex stock purchase agreements, shares		76,900
Common stock issued for services				467,500								467,500
Common stock issued for services, shares		6,250
Other comprehensive income (loss)								(59,605)				(59,605)
Net loss										(45,167,731)		(45,167,731)
Ending balance, value at Jul. 31, 2021		$ 178		286,341,029	$ 289,932,763		$ 3,591,734	(79,109)		(251,778,031)		38,075,801
Ending balance, shares at Jul. 31, 2021		1,779,664	[1]				77,554
Common stock issued for employee stock purchase plan					1,185							1,185
Common stock issued for employee stock purchase plan, shares	[1]	68
Exercise of common stock options		$ 1			202,799							202,800
Exercise of common stock options, shares	[1]	5,909
Stock-based compensation expense					956,574							956,574
Stock-based compensation expense, shares	[1]	2,394
Tax withholdings paid on equity awards					(33,005)							(33,005)
Tax shares sold to pay for tax withholdings on equity awards					32,385							32,385
Common stock issued for services					42,500							42,500
Common stock issued for services, shares	[1]	568
Other comprehensive income (loss)								252,983				252,983
Net loss										(19,716,045)		(19,716,045)
Ending balance, value at Jan. 31, 2022		$ 179			291,135,201			173,874		(271,494,076)		19,815,178
Ending balance, shares at Jan. 31, 2022	[1]	1,788,603
Beginning balance, value at Jul. 31, 2021		$ 178		286,341,029	289,932,763		$ 3,591,734	(79,109)		(251,778,031)		38,075,801
Beginning balance, shares at Jul. 31, 2021		1,779,664	[1]				77,554
Common stock issued for employee stock purchase plan				2,100								2,100
Common stock issued for employee stock purchase plan, shares		136
Exercise of common stock options		$ 1		202,799								202,800
Exercise of common stock options, shares		5,909
Stock-based compensation expense				1,649,686								1,649,686
Stock-based compensation expense, shares		3,774
Tax withholdings paid on equity awards				(47,515)								(47,515)
Tax shares sold to pay for tax withholdings on equity awards				46,346								46,346
Purchase of shares under CGP and Sirtex stock purchase agreements
Common stock issued for services				42,500								42,500
Common stock issued for services, shares		568
Other comprehensive income (loss)								326,320				326,320
Net loss										(34,179,634)		(34,179,634)
Ending balance, value at Jul. 31, 2022		$ 179	[2]	288,236,945	291,828,679	[2]	$ 3,591,734	247,211	[2]	(285,957,665)	[2]	6,118,404	[2],[3]
Ending balance, shares at Jul. 31, 2022		1,790,051	[2]				77,554
Beginning balance, value at Oct. 31, 2021		$ 178			290,574,674			(209,502)		(261,586,656)		28,778,694
Beginning balance, shares at Oct. 31, 2021	[1]	1,781,936
Common stock issued for employee stock purchase plan					1,185							1,185
Common stock issued for employee stock purchase plan, shares	[1]	68
Exercise of common stock options		$ 1			202,799							202,800
Exercise of common stock options, shares	[1]	5,909
Stock-based compensation expense					356,667							356,667
Stock-based compensation expense, shares	[1]	690
Tax withholdings paid on equity awards					(4,886)							(4,886)
Tax shares sold to pay for tax withholdings on equity awards					4,762							4,762
Other comprehensive income (loss)								383,376				383,376
Net loss										(9,907,420)		(9,907,420)
Ending balance, value at Jan. 31, 2022		$ 179			291,135,201			173,874		(271,494,076)		19,815,178
Ending balance, shares at Jan. 31, 2022	[1]	1,788,603
Beginning balance, value at Jul. 31, 2022		$ 179	[2]	$ 288,236,945	291,828,679	[2]	$ 3,591,734	247,211	[2]	(285,957,665)	[2]	6,118,404	[2],[3]
Beginning balance, shares at Jul. 31, 2022		1,790,051	[2]				77,554
Common stock issued for employee stock purchase plan	[2]				79							79
Common stock issued for employee stock purchase plan, shares	[2]	42
Exercise of common stock warrants, shares		916,667
Stock-based compensation expense	[2]				591,246							591,246
Stock-based compensation expense, shares	[2]	1,379
Tax withholdings paid on equity awards	[2]				(3,136)							(3,136)
Tax shares sold to pay for tax withholdings on equity awards	[2]				2,931							2,931
December 2022 Public Offering, net of $680,181 issuance costs	[2]	$ 25			2,819,703							2,819,728
December 2022 Public Offering, net of $680,181 issuance costs, shares	[2]	250,000
Other comprehensive income (loss)	[2]							(93,527)				(93,527)
Net loss	[2]									(14,922,278)		(14,922,278)
Exercise of pre-funded warrants	[2]	$ 92										92
Exercise of pre-funded warrants, shares	[2]	916,667
Reverse split fractional shares	[2]	$ 1			(1)
Reverse split fractional shares, shares	[2]	13,058
Ending balance, value at Jan. 31, 2023	[2]	$ 297			295,239,501			153,684		(300,879,943)		(5,486,461)	[3]
Ending balance, shares at Jan. 31, 2023	[2]	2,971,197
Beginning balance, value at Oct. 31, 2022	[2]	$ 179			292,135,529			898,906		(294,019,063)		(984,449)
Beginning balance, shares at Oct. 31, 2022	[2]	1,790,741
Common stock issued for employee stock purchase plan	[2]				79							79
Common stock issued for employee stock purchase plan, shares	[2]	42
Stock-based compensation expense	[2]				284,216							284,216
Stock-based compensation expense, shares	[2]	689
Tax withholdings paid on equity awards	[2]				(490)							(490)
Tax shares sold to pay for tax withholdings on equity awards	[2]				465							465
December 2022 Public Offering, net of $680,181 issuance costs	[2]	$ 25			2,819,703							2,819,728
December 2022 Public Offering, net of $680,181 issuance costs, shares	[2]	250,000
Other comprehensive income (loss)	[2]							(745,222)				(745,222)
Net loss	[2]									(6,860,880)		(6,860,880)
Exercise of pre-funded warrants	[2]	$ 92										92
Exercise of pre-funded warrants, shares	[2]	916,667
Reverse split fractional shares	[2]	$ 1			(1)
Reverse split fractional shares, shares	[2]	13,058
Ending balance, value at Jan. 31, 2023	[2]	$ 297			$ 295,239,501			$ 153,684		$ (300,879,943)		$ (5,486,461)	[3]
Ending balance, shares at Jan. 31, 2023	[2]	2,971,197

[1]	On November 9, 2022, the Company effectuated a 1 for 22 reverse stock split. Share amounts have been retroactively restated.
[2]	On November 9, 2022, the Company effectuated a 1 for 22 reverse stock split. Share amounts have been retroactively restated.
[3]	On November 9, 2022, the Company effectuated a 1 for 22 reverse stock split. Share amounts have been retroactively restated.